Net Income/ (Loss) Per Share	12 Months Ended
Jun. 30, 2026
Net Income/ (Loss) Per Share [Abstract]
NET INCOME/ (LOSS) PER SHARE
16 -	NET INCOME/ (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings (loss) per share for the years ended June 30, 2026, 2025 and 2024:

	For the Years Ended June 30,
	2026	2025	2024

Numerator:
Net income/ (loss) attributable to the Company’s ordinary shareholders-basic	$4,430,865	$(16,107,390)	$(81,854,633)
Dilution impact of the convertible notes	—	—	—
Net income/(loss) attributable to ordinary shareholders – basic and diluted	$4,430,865	$(16,107,390)	$(81,854,633)
Denominator:
Weighted average ordinary shares outstanding – basic (1)(2)(3)	1,176,370	1,033,554	962,772
Effects of dilutive securities:
Dilutive share options and RSUs	244,681	—	—
Convertible notes	—	—	—
Weighted average ordinary shares outstanding – diluted (1)(2)(3)	1,421,051	—	—
Net income/ (loss) per share – basic	$3.77	$(15.58)	$(85.02)
Net income/ (loss) per share -diluted	$3.12	$(15.58)	$(85.02)

(1)	After giving retrospective effects of the 1-for-20 reverse stock split effective on May 13, 2025.

(2)	The basic weighted average ordinary share outstanding also includes share warrants to subscribe for 179,649 Class A ordinary shares as the share warrants accord the holders with all rights and obligations attached to the Class A ordinary shares, as if such warrant holders had exercised the warrants and been duly registered as shareholders of the Company.

(3)	According to the M&A, Class A and Class B ordinary shares shall rank pari passu and have the same rights, preferences, privileges and restrictions, except for the voting rights, where each share of Class B ordinary shares shall have 15 votes and each share of Class A ordinary shares shall have one vote, and the conversion rights, where each share of Class B ordinary shares shall be convertible into one share of Class A ordinary shares, whereas Class A ordinary shares are not convertible into Class B ordinary shares. As such, the weighted average ordinary shares outstanding represents the combined number of Class A and Class B ordinary shares.

Basic and diluted income/ (loss) per ordinary share is computed using the weighted average number of ordinary shares outstanding during the year.